Loans, Impaired Loans and Allowance for Credit Losses (Tables)	9 Months Ended
Jul. 31, 2025
Text Block [Abstract]
Disclosure of loans at amortized cost
(a) Loans at amortized cost

	As at
	July 31, 2025
($ millions)	Gross carrying amount	Allowance for credit losses	Net carrying amount
Residential mortgages	$360,937	$1,430	$359,507
Personal loans	107,890	2,387	105,503
Credit cards	17,472	1,250	16,222
Business and government	282,458	2,130	280,328
Total	$768,757	$7,197	$761,560

	As at
	April 30, 2025			October 31, 2024
($ millions)	Gross carrying amount	Allowance for credit losses	Net carrying amount	Gross carrying amount	Allowance for credit losses	Net carrying amount
Residential mortgages	$359,792	$1,378	$358,414	$350,941	$1,208	$349,733
Personal loans	105,953	2,379	103,574	106,379	2,319	104,060
Credit cards	17,224	1,235	15,989	17,374	1,160	16,214
Business and government	280,487	2,092	278,395	292,671	1,849	290,822
Total	$763,456	$7,084	$756,372	$767,365	$6,536	$760,829

Schedule of Impaired Loans

	As at
	July 31, 2025
($ millions)	Gross impaired loans	Allowance for credit losses	Net carrying amount
Residential mortgages	$2,659	$798	$1,861
Personal loans	1,048	600	448
Credit cards	–	–	–
Business and government	3,183	836	2,347
Total	$6,890	$2,234	$4,656
By geography:
Canada	$2,244	$662	$1,582
United States	–	–	–
Mexico	1,446	511	935
Peru	771	369	402
Chile	1,353	321	1,032
Colombia	332	117	215
Other international	744	254	490
Total	$6,890	$2,234	$4,656

	As at
	April 30, 2025			October 31, 2024
($ millions)	Gross impaired loans	Allowance for credit losses	Net carrying amount	Gross impaired loans	Allowance for credit losses	Net carrying amount
Residential mortgages	$2,579	$748	$1,831	$2,372	$645	$1,727
Personal loans	1,060	617	443	1,117	621	496
Credit cards	–	–	–	–	–	–
Business and government	3,210	836	2,374	3,250	788	2,462
Total	$6,849	$2,201	$4,648	$6,739	$2,054	$4,685
By geography:
Canada	$2,273	$682	$1,591	$2,158	$569	$1,589
United States	64	23	41	109	22	87
Mexico	1,386	460	926	1,343	424	919
Peru	716	361	355	715	385	330
Chile	1,333	307	1,026	1,249	281	968
Colombia	336	116	220	322	109	213
Other international	741	252	489	843	264	579
Total	$6,849	$2,201	$4,648	$6,739	$2,054	$4,685

(1)	Interest income recognized on impaired loans during the three months ended July 31, 2025 was $ 22 (April 30, 2025 – $ 24 ; October 31, 2024 – $ 22 ).

Summary of Key Macroeconomic Variables Used for Allowance for Credit Losses Calculations
The following tables show certain key macroeconomic variables used to calculate the modelled estimate for the allowance for credit losses. Further changes in these variables up to the date of the financial statements are incorporated through expert credit judgement. For the base case, optimistic and pessimistic scenarios, the projections are provided for the next 12 months and for the remaining forecast period, which represents a medium-term view.

	Base Case Scenario		Alternative Scenario Optimistic		Alternative Scenario Pessimistic		Alternative Scenario Very Pessimistic
As at July 31, 2025	Next 12 Months	Remaining Forecast Period	Next 12 Months	Remaining Forecast Period	Next 12 Months	Remaining Forecast Period	Next 12 Months	Remaining Forecast Period
Canada
Real GDP growth, y/y % change	1.0	2.1	1.8	3.0	-0.9	2.5	-4.3	3.2
Consumer price index, y/y %	2.0	2.1	2.1	2.6	1.6	1.9	5.0	2.3
Unemployment rate, average %	7.2	6.1	7.0	5.0	8.2	6.5	11.3	7.2
Bank of Canada overnight rate target, average %	2.6	2.5	2.9	3.4	2.4	2.3	3.2	2.9
HPI - Housing Price Index, y/y % change	-2.4	6.7	-2.0	8.1	-5.2	7.1	-8.8	6.7
USD/CAD exchange rate, average	1.34	1.30	1.33	1.28	1.38	1.29	1.47	1.30
U.S.
Real GDP growth, y/y % change	0.9	2.3	1.4	3.3	-1.0	2.8	-3.8	3.4
Consumer price index, y/y %	2.3	2.4	2.4	2.7	2.4	2.3	5.5	2.6
Target federal funds rate, upper limit, average %	4.3	2.9	4.5	3.4	4.3	2.7	5.1	3.4
Unemployment rate, average %	4.7	4.6	4.6	4.3	5.9	5.0	8.4	5.5
Mexico
Real GDP growth, y/y % change	-1.1	2.3	-0.2	3.2	-2.8	2.7	-6.0	3.4
Unemployment rate, average %	3.6	3.9	3.4	3.3	4.0	4.0	6.3	4.9
Chile
Real GDP growth, y/y % change	2.5	2.1	3.9	3.1	0.9	2.6	-3.2	3.5
Unemployment rate, average %	8.0	6.9	7.7	6.3	8.9	7.0	11.1	7.4
Peru
Real GDP growth, y/y % change	2.7	3.1	3.6	4.3	0.9	3.5	-0.9	4.1
Unemployment rate, average %	5.8	6.1	5.5	5.2	6.6	6.4	10.4	7.6
Colombia
Real GDP growth, y/y % change	2.7	2.7	3.7	3.7	0.9	3.0	-1.0	3.6
Unemployment rate, average %	10.1	9.9	9.7	9.0	11.4	10.4	17.9	12.4
Caribbean
Real GDP growth, y/y % change	3.6	3.9	4.3	4.8	2.3	4.3	0.5	4.7
Global
WTI oil price, average USD/bbl	60	65	63	77	54	61	46	56
Copper price, average USD/lb	4.22	4.76	4.30	5.13	4.00	4.69	3.67	4.55
Global GDP, y/y % change	2.3	2.7	2.9	3.6	0.7	3.0	-1.9	3.6

	Base Case Scenario		Alternative Scenario Optimistic		Alternative Scenario Pessimistic		Alternative Scenario Very Pessimistic
As at April 30, 2025	Next 12 Months	Remaining Forecast Period	Next 12 Months	Remaining Forecast Period	Next 12 Months	Remaining Forecast Period	Next 12 Months	Remaining Forecast Period
Canada
Real GDP growth, y/y % change	1.2	2.0	2.0	2.7	-1.6	2.5	-4.4	3.0
Consumer price index, y/y %	2.1	2.2	2.1	2.5	1.3	1.8	5.3	2.3
Unemployment rate, average %	7.4	6.2	6.7	5.3	8.4	6.9	11.1	7.4
Bank of Canada overnight rate target, average %	2.7	2.4	2.8	3.3	2.4	2.1	3.5	3.2
HPI - Housing Price Index, y/y % change	2.0	4.3	3.3	5.7	-2.0	5.2	-4.5	4.6
USD/CAD exchange rate, average	1.39	1.32	1.44	1.34	1.54	1.33	1.60	1.35
U.S.
Real GDP growth, y/y % change	0.6	2.1	1.8	2.8	-1.9	2.9	-4.0	3.2
Consumer price index, y/y %	2.9	2.4	2.8	2.8	2.8	2.4	6.2	2.7
Target federal funds rate, upper limit, average %	4.4	3.3	4.1	3.8	4.0	2.8	4.9	3,9
Unemployment rate, average %	5.1	4.7	4.2	3.9	6.0	4.8	7.9	5.1
Mexico
Real GDP growth, y/y % change	-1.0	2.1	1.1	2.6	-2.4	2.5	-5.0	3.0
Unemployment rate, average %	3.4	3.9	3.3	3.4	4.3	4.1	6.4	4.9
Chile
Real GDP growth, y/y % change	2.8	2.2	4.3	3.2	0.2	2.9	-3.4	3.6
Unemployment rate, average %	8.0	7.0	7.7	6.4	9.4	7.2	11.4	7.6
Peru
Real GDP growth, y/y % change	2.8	3.0	4.0	4.1	-0.2	3.7	-1.1	4.1
Unemployment rate, average %	6.0	6.1	5.7	5.2	7.4	6.6	11.2	7.7
Colombia
Real GDP growth, y/y % change	2.7	2.7	3.5	3.7	-0.3	3.4	-1.3	3.8
Unemployment rate, average %	10.6	9.9	10.3	9.1	12.9	10.8	19.6	12.6
Caribbean
Real GDP growth, y/y % change	3.8	3.9	4.3	4.7	1.5	4.5	-0.4	4.9
Global
WTI oil price, average USD/bbl	60	67	67	79	53	59	47	56
Copper price, average USD/lb	4.03	4.99	4.40	5.40	3.90	4.87	3.68	4.76
Global GDP, y/y % change	2.3	2.7	3.6	3.4	0.3	3.2	-1.8	3.6

	Base Case Scenario		Alternative Scenario Optimistic		Alternative Scenario Pessimistic		Alternative Scenario Very Pessimistic
As at October 31, 2024	Next 12 Months	Remaining Forecast Period	Next 12 Months	Remaining Forecast Period	Next 12 Months	Remaining Forecast Period	Next 12 Months	Remaining Forecast Period
Canada
Real GDP growth, y/y % change	1.8	2.2	2.8	3.1	-1.6	2.9	-4.4	3.4
Consumer price index, y/y %	2.2	2.0	2.4	2.5	1.6	1.7	5.8	2.2
Unemployment rate, average %	6.7	6.0	6.3	5.0	8.4	6.9	11.1	7.3
Bank of Canada overnight rate target, average %	3.3	2.6	3.5	3.6	2.9	2.0	4.0	3.2
HPI - Housing Price Index, y/y % change	1.6	4.2	2.4	5.5	-3.7	4.8	-5.8	4.1
USD/CAD exchange rate, average	1.34	1.30	1.33	1.28	1.43	1.28	1.49	1.30
U.S.
Real GDP growth, y/y % change	1.6	2.2	2.3	3.1	-1.6	3.0	-4.0	3.4
Consumer price index, y/y %	2.4	2.3	2.6	2.7	1.3	2.0	6.2	2.5
Target federal funds rate, upper limit, average %	4.1	2.9	4.1	3.4	3.6	1.8	4.8	3.4
Unemployment rate, average %	4.3	4.3	4.2	3.9	6.0	4.9	8.1	5.2
Mexico
Real GDP growth, y/y % change	1.3	2.1	2.6	2.9	-0.8	2.6	-2.9	3.2
Unemployment rate, average %	3.3	3.9	3.0	3.1	4.1	4.0	6.3	4.9
Chile
Real GDP growth, y/y % change	3.0	2.2	4.6	3.2	0.1	3.0	-3.6	3.8
Unemployment rate, average %	7.9	6.7	7.6	6.0	9.5	7.0	11.5	7.4
Peru
Real GDP growth, y/y % change	2.6	3.4	3.6	4.5	1.5	3.7	-0.5	4.3
Unemployment rate, average %	6.7	6.2	6.2	5.2	8.1	6.5	11.8	8.0
Colombia
Real GDP growth, y/y % change	2.6	2.7	3.7	3.8	1.4	3.1	-0.5	3.6
Unemployment rate, average %	11.1	10.1	10.7	9.1	13.5	10.6	19.8	13.0
Caribbean
Real GDP growth, y/y % change	3.6	3.8	4.2	4.5	2.5	4.2	0.6	4.7
Global
WTI oil price, average USD/bbl	73	69	78	83	60	60	53	58
Copper price, average USD/lb	4.99	5.29	5.16	5.86	4.50	5.13	4.32	5.02
Global GDP, y/y % change	3.4	2.4	4.3	3.3	0.6	3.1	-1.5	3.5

Schedule of Allowance for Credit Losses
(iv)	Allowance for credit losses

Allowance for credit losses
($ millions)	Balance as at November 1, 2024	Provision for credit losses (1)	Net write- offs	Other, including foreign currency adjustment	Balance as at July 31, 2025
Residential mortgages	$1,208	$270	$(72)	$24	$1,430
Personal loans	2,319	1,499	(1,353)	(78)	2,387
Credit cards	1,160	1,029	(942)	3	1,250
Business and government	2,036	817	(466)	(83)	2,304
	$6,723	$3,615	$(2,833)	$(134)	$7,371
Presented as:
Allowance for credit losses on loans	$6,536				$7,197
Allowance for credit losses on acceptances (2)	1				1
Allowance for credit losses on off-balance sheet exposures (3)	186				173
(1)	Excludes amounts associated with other assets of $(14) . The provision for credit losses, net of these amounts, is $3,601.
(2)	Allowance for credit losses on acceptances is recorded against the financial asset in the Consolidated Statement of Financial Position.
(3)	Allowance for credit losses on off-balance sheet exposures is recorded in other liabilities in the Consolidated Statement of Financial Position.

($ millions)	Balance as at November 1, 2023	Provision for credit losses (1)	Net write-offs	Other, including foreign currency adjustment	Balance as at July 31, 2024
Residential mortgages	$1,084	$214	$(61)	$(27)	$1,210
Personal loans	2,414	1,427	(1,375)	(94)	2,372
Credit cards	1,237	822	(857)	(12)	1,190
Business and government	1,876	568	(265)	(106)	2,073
	$6,611	$3,031	$(2,558)	$(239)	$6,845
Presented as:
Allowance for credit losses on loans	$6,372				$6,582
Allowance for credit losses on acceptances (2)	90				48
Allowance for credit losses on off-balance sheet exposures (3)	149				215
(1)	Excludes amounts associated with other assets and reversal of impairment losses of $(10) . The provision for credit losses, net of these amounts, is $3,021.
(2)	Allowance for credit losses on acceptances is recorded against the financial asset in the Consolidated Statement of Financial Position.
(3)	Allowance for credit losses on off-balance sheet exposures is recorded in other liabilities in the Consolidated Statement of Financial Position.

Allowance for credit losses on loans	As at July 31, 2025
($ millions)	Stage 1	Stage 2	Stage 3	Total
Residential mortgages	$185	$447	$798	$1,430
Personal loans	564	1,223	600	2,387
Credit cards	309	941	–	1,250
Business and government	699	595	836	2,130
Total (1)	$1,757	$3,206	$2,234	$7,197
(1)	Excludes allowance for credit losses of $189 for other financial assets including acceptances, investment securities, deposits with banks, off-balance sheet credit risks and reverse repos.

	As at October 31, 2024
($ millions)	Stage 1	Stage 2	Stage 3	Total
Residential mortgages	$165	$398	$645	$1,208
Personal loans	544	1,154	621	2,319
Credit cards	288	872	–	1,160
Business and government	586	475	788	1,849
Total (1)	$1,583	$2,899	$2,054	$6,536
(1)	Excludes allowance for credit losses of $200 for other financial assets including acceptances, investment securities, deposits with banks, off-balance sheet credit risks and reverse repos.

	As at July 31, 2024
($ millions)	Stage 1	Stage 2	Stage 3	Total
Residential mortgages	$201	$416	$593	$1,210
Personal loans	553	1,160	659	2,372
Credit cards	303	887	–	1,190
Business and government	589	433	788	1,810
Total (1)	$1,646	$2,896	$2,040	$6,582
(1)	Excludes allowance for credit losses of $278 for other financial assets including acceptances, investment securities, deposits with banks, off-balance sheet credit risks and reverse repos.

The following table presents the changes to the allowance for credit losses on loans.

	As at and for the three months ended
	July 31, 2025				July 31, 2024
($ millions)	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Retail loans:
Residential mortgages
Balance at beginning of period	$178	$452	$748	$1,378	$259	$349	$580	$1,188
Provision for credit losses
Remeasurement (1)	(73)	21	118	66	(86)	89	83	86
Newly originated or purchased financial assets	11	–	–	11	12	–	–	12
Derecognition of financial assets and maturities	(2)	(10)	–	(12)	(3)	(6)	–	(9)
Changes in models and methodologies	–	–	–	–	(22)	3	–	(19)
Transfer to (from):
Stage 1	80	(64)	(16)	–	59	(44)	(15)	–
Stage 2	(10)	69	(59)	–	(9)	51	(42)	–
Stage 3	–	(26)	26	–	–	(20)	20	–
Gross write-offs	–	–	(39)	(39)	–	–	(23)	(23)
Recoveries	–	–	7	7	–	–	6	6
Foreign exchange and other movements	1	5	13	19	(9)	(6)	(16)	(31)
Balance at end of period	$185	$447	$798	$1,430	$201	$416	$593	$1,210
Personal loans
Balance at beginning of period	$534	$1,228	$617	$2,379	$626	$1,058	$656	$2,340
Provision for credit losses
Remeasurement (1)	(136)	201	318	383	(182)	284	378	480
Newly originated or purchased financial assets	94	–	–	94	89	–	–	89
Derecognition of financial assets and maturities	(23)	(34)	–	(57)	(26)	(54)	–	(80)
Changes in models and methodologies	3	(4)	–	(1)	(68)	96	–	28
Transfer to (from):
Stage 1	146	(142)	(4)	–	183	(178)	(5)	–
Stage 2	(54)	87	(33)	–	(57)	90	(33)	–
Stage 3	(2)	(115)	117	–	(4)	(128)	132	–
Gross write-offs	–	–	(508)	(508)	–	–	(551)	(551)
Recoveries	–	–	85	85	–	–	88	88
Foreign exchange and other movements	2	2	8	12	(8)	(8)	(6)	(22)
Balance at end of period	$564	$1,223	$600	$2,387	$553	$1,160	$659	$2,372
Credit cards
Balance at beginning of period	$292	$943	$–	$1,235	$357	$882	$–	$1,239
Provision for credit losses
Remeasurement (1)	(67)	168	188	289	(101)	161	214	274
Newly originated or purchased financial assets	41	–	–	41	31	–	–	31
Derecognition of financial assets and maturities	(10)	(12)	–	(22)	(13)	(15)	–	(28)
Changes in models and methodologies	2	(3)	–	(1)	(38)	21	–	(17)
Transfer to (from):
Stage 1	86	(86)	–	–	99	(99)	–	–
Stage 2	(39)	39	–	–	(30)	30	–	–
Stage 3	–	(102)	102	–	–	(95)	95	–
Gross write-offs	–	–	(368)	(368)	–	–	(359)	(359)
Recoveries	–	–	73	73	–	–	55	55
Foreign exchange and other movements	4	(6)	5	3	(2)	2	(5)	(5)
Balance at end of period	$309	$941	$–	$1,250	$303	$887	$–	$1,190
Total retail loans
Balance at beginning of period	$1,004	$2,623	$1,365	$4,992	$1,242	$2,289	$1,236	$4,767
Provision for credit losses
Remeasurement (1)	(276)	390	624	738	(369)	534	675	840
Newly originated or purchased financial assets	146	–	–	146	132	–	–	132
Derecognition of financial assets and maturities	(35)	(56)	–	(91)	(42)	(75)	–	(117)
Changes in models and methodologies	5	(7)	–	(2)	(128)	120	–	(8)
Transfer to (from):
Stage 1	312	(292)	(20)	–	341	(321)	(20)	–
Stage 2	(103)	195	(92)	–	(96)	171	(75)	–
Stage 3	(2)	(243)	245	–	(4)	(243)	247	–
Gross write-offs	–	–	(915)	(915)	–	–	(933)	(933)
Recoveries	–	–	165	165	–	–	149	149
Foreign exchange and other movements	7	1	26	34	(19)	(12)	(27)	(58)
Balance at end of period	$1,058	$2,611	$1,398	$5,067	$1,057	$2,463	$1,252	$4,772
Non-retail loans:
Business and government
Balance at beginning of period	$820	$611	$836	$2,267	$653	$447	$798	$1,898
Provision for credit losses
Remeasurement (1)	(50)	69	213	232	(146)	13	144	11
Newly originated or purchased financial assets	308	–	–	308	204	–	–	204
Derecognition of financial assets and maturities	(245)	(40)	(9)	(294)	(187)	(12)	(4)	(203)
Changes in models and methodologies	–	–	–	–	200	37	–	237
Transfer to (from):
Stage 1	29	(29)	–	–	37	(37)	–	–
Stage 2	(21)	21	–	–	(21)	22	(1)	–
Stage 3	(1)	(13)	14	–	–	(4)	4	–
Gross write-offs	–	–	(210)	(210)	–	–	(93)	(93)
Recoveries	–	–	12	12	–	–	12	12
Foreign exchange and other movements	5	3	(20)	(12)	(2)	(3)	(36)	(41)
Balance at end of period including off-balance sheet exposures	$845	$622	$836	$2,303	$738	$463	$824	$2,025
Less: Allowance for credit losses on off-balance sheet exposures (2)	(146)	(27)	–	(173)	(149)	(30)	(36)	(215)
Balance at end of period (2)	$699	$595	$836	$2,130	$589	$433	$788	$1,810

	As at and for the nine months ended
	July 31, 2025				July 31, 2024
($ millions)	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Retail loans:
Residential mortgages
Balance at beginning of period	$165	$398	$645	$1,208	$265	$321	$498	$1,084
Provision for credit losses
Remeasurement (1)	(172)	123	319	270	(194)	155	263	224
Newly originated or purchased financial assets	36	–	–	36	32	–	–	32
Derecognition of financial assets and maturities	(6)	(23)	–	(29)	(7)	(16)	–	(23)
Changes in models and methodologies	(2)	(14)	9	(7)	(22)	3	–	(19)
Transfer to (from):
Stage 1	196	(156)	(40)	–	164	(124)	(40)	–
Stage 2	(33)	189	(156)	–	(30)	148	(118)	–
Stage 3	–	(75)	75	–	–	(62)	62	–
Gross write-offs	–	–	(91)	(91)	–	–	(77)	(77)
Recoveries	–	–	19	19	–	–	16	16
Foreign exchange and other movements	1	5	18	24	(7)	(9)	(11)	(27)
Balance at end of period	$185	$447	$798	$1,430	$201	$416	$593	$1,210
Personal loans
Balance at beginning of period	$544	$1,154	$621	$2,319	$647	$1,103	$664	$2,414
Provision for credit losses
Remeasurement (1)	(464)	797	1,079	1,412	(553)	759	1,134	1,340
Newly originated or purchased financial assets	288	–	–	288	279	–	–	279
Derecognition of financial assets and maturities	(66)	(110)	–	(176)	(73)	(147)	–	(220)
Changes in models and methodologies	3	(33)	5	(25)	(68)	96	–	28
Transfer to (from):
Stage 1	457	(445)	(12)	–	523	(512)	(11)	–
Stage 2	(160)	249	(89)	–	(175)	259	(84)	–
Stage 3	(6)	(361)	367	–	(11)	(381)	392	–
Gross write-offs	–	–	(1,583)	(1,583)	–	–	(1,591)	(1,591)
Recoveries	–	–	230	230	–	–	216	216
Foreign exchange and other movements	(32)	(28)	(18)	(78)	(16)	(17)	(61)	(94)
Balance at end of period	$564	$1,223	$600	$2,387	$553	$1,160	$659	$2,372
Credit cards
Balance at beginning of period	$288	$872	$–	$1,160	$414	$823	$–	$1,237
Provision for credit losses
Remeasurement (1)	(218)	571	652	1,005	(299)	503	610	814
Newly originated or purchased financial assets	99	–	–	99	111	–	–	111
Derecognition of financial assets and maturities	(33)	(32)	–	(65)	(39)	(47)	–	(86)
Changes in models and methodologies	–	(10)	–	(10)	(38)	21	–	(17)
Transfer to (from):
Stage 1	269	(269)	–	–	262	(262)	–	–
Stage 2	(96)	96	–	–	(104)	104	–	–
Stage 3	–	(284)	284	–	–	(244)	244	–
Gross write-offs	–	–	(1,106)	(1,106)	–	–	(1,002)	(1,002)
Recoveries	–	–	164	164	–	–	145	145
Foreign exchange and other movements	–	(3)	6	3	(4)	(11)	3	(12)
Balance at end of period	$309	$941	$–	$1,250	$303	$887	$–	$1,190
Total retail loans
Balance at beginning of period	$997	$2,424	$1,266	$4,687	$1,326	$2,247	$1,162	$4,735
Provision for credit losses
Remeasurement (1)	(854)	1,491	2,050	2,687	(1,046)	1,417	2,007	2,378
Newly originated or purchased financial assets	423	–	–	423	422	–	–	422
Derecognition of financial assets and maturities	(105)	(165)	–	(270)	(119)	(210)	–	(329)
Changes in models and methodologies	1	(57)	14	(42)	(128)	120	–	(8)
Transfer to (from):
Stage 1	922	(870)	(52)	–	949	(898)	(51)	–
Stage 2	(289)	534	(245)	–	(309)	511	(202)	–
Stage 3	(6)	(720)	726	–	(11)	(687)	698	–
Gross write-offs	–	–	(2,780)	(2,780)	–	–	(2,670)	(2,670)
Recoveries	–	–	413	413	–	–	377	377
Foreign exchange and other movements	(31)	(26)	6	(51)	(27)	(37)	(69)	(133)
Balance at end of period	$1,058	$2,611	$1,398	$5,067	$1,057	$2,463	$1,252	$4,772
Non-retail loans:
Business and government
Balance at beginning of period	$739	$508	$788	$2,035	$635	$403	$748	$1,786
Provision for credit losses
Remeasurement (1)	(52)	259	603	810	(195)	155	434	394
Newly originated or purchased financial assets	983	–	–	983	630	–	–	630
Derecognition of financial assets and maturities	(856)	(93)	(28)	(977)	(569)	(74)	(8)	(651)
Changes in models and methodologies	–	–	–	–	200	37	–	237
Transfer to (from):
Stage 1	92	(92)	–	–	114	(114)	–	–
Stage 2	(59)	62	(3)	–	(73)	76	(3)	–
Stage 3	(3)	(23)	26	–	–	(12)	12	–
Gross write-offs	–	–	(513)	(513)	–	–	(313)	(313)
Recoveries	–	–	47	47	–	–	48	48
Foreign exchange and other movements	1	1	(84)	(82)	(4)	(8)	(94)	(106)
Balance at end of period including off-balance sheet exposures	$845	$622	$836	$2,303	$738	$463	$824	$2,025
Less: Allowance for credit losses on off-balance sheet exposures (2)	(146)	(27)	–	(173)	(149)	(30)	(36)	(215)
Balance at end of period (2)	$699	$595	$836	$2,130	$589	$433	$788	$1,810
(1)
Includes credit risk changes as a result of significant increases in credit risk, changes in credit risk that did not result in a transfer between stages, changes in model inputs and assumptions and changes due to drawdowns of undrawn commitments.

(2)	Allowance for credit losses on off-balance sheet exposures is recorded in other liabilities in the Consolidated Statement of Financial Position.

Summary of Carrying Value of Exposures by Risk Rating
(d)	Carrying value of exposures by risk rating

Residential mortgages	As at July 31, 2025				As at October 31, 2024
Category of PD grades ($ millions)	Stage 1	Stage 2	Stage 3 (1)	Total	Stage 1	Stage 2	Stage 3 (1)	Total
Very low	$207,050	$5,849	$–	$212,899	$211,165	$3,262	$–	$214,427
Low	83,929	6,650	–	90,579	78,344	3,625	–	81,969
Medium	20,742	7,351	–	28,093	19,205	2,072	–	21,277
High	2,841	5,573	–	8,414	2,561	5,280	–	7,841
Very high	44	2,881	–	2,925	13	2,814	–	2,827
Loans not graded (2)	14,212	1,156	–	15,368	18,614	1,614	–	20,228
Default	–	–	2,659	2,659	–	–	2,372	2,372
Total	$328,818	$29,460	$2,659	$360,937	$329,902	$18,667	$2,372	$350,941
Allowance for credit losses	185	447	798	1,430	165	398	645	1,208
Carrying value	$328,633	$29,013	$1,861	$359,507	$329,737	$18,269	$1,727	$349,733
(1)	Stage 3 includes purchased or originated credit-impaired loans.
(2)	Portfolios where the customer account level ‘Probability of Default’ has not been determined have been included in the ‘Loans not graded’ category.

Personal loans	As at July 31, 2025				As at October 31, 2024
Category of PD grades ($ millions)	Stage 1	Stage 2	Stage 3 (1)	Total	Stage 1	Stage 2	Stage 3 (1)	Total
Very low	$31,114	$266	$–	$31,380	$30,865	$–	$–	$30,865
Low	21,051	840	–	21,891	20,686	12	–	20,698
Medium	12,527	106	–	12,633	13,053	38	–	13,091
High	9,081	5,934	–	15,015	10,535	4,843	–	15,378
Very high	27	2,450	–	2,477	76	2,743	–	2,819
Loans not graded (2)	21,146	2,300	–	23,446	20,482	1,929	–	22,411
Default	–	–	1,048	1,048	–	–	1,117	1,117
Total	$94,946	$11,896	$1,048	$107,890	$95,697	$9,565	$1,117	$106,379
Allowance for credit losses	564	1,223	600	2,387	544	1,154	621	2,319
Carrying value	$94,382	$10,673	$448	$105,503	$95,153	$8,411	$496	$104,060
(1)	Stage 3 includes purchased or originated credit-impaired loans.
(2)	Portfolios where the customer account level ‘Probability of Default’ has not been determined have been included in the ‘Loans not graded’ category.

Credit cards	As at July 31, 2025				As at October 31, 2024
Category of PD grades ($ millions)	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Very low	$2,541	$2	$–	$2,543	$2,382	$3	$–	$2,385
Low	3,033	12	–	3,045	2,872	25	–	2,897
Medium	4,659	30	–	4,689	4,631	55	–	4,686
High	2,742	2,185	–	4,927	3,069	1,880	–	4,949
Very high	19	1,119	–	1,138	16	1,028	–	1,044
Loans not graded (1)	654	476	–	1,130	895	518	–	1,413
Default	–	–	–	–	–	–	–	–
Total	$13,648	$3,824	$–	$17,472	$13,865	$3,509	$–	$17,374
Allowance for credit losses	309	941	–	1,250	288	872	–	1,160
Carrying value	$13,339	$2,883	$–	$16,222	$13,577	$2,637	$–	$16,214
(1)	Portfolios where the customer account level ‘Probability of Default’ has not been determined have been included in the ‘Loans not graded’ category.

Undrawn loan commitments – Retail	As at July 31, 2025				As at October 31, 2024
Category of PD grades ($ millions)	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Very low	$123,848	$326	$–	$124,174	$115,396	$2	$–	$115,398
Low	19,166	81	–	19,247	17,947	26	–	17,973
Medium	8,350	12	–	8,362	8,128	22	–	8,150
High	3,645	582	–	4,227	3,490	505	–	3,995
Very high	13	309	–	322	10	305	–	315
Loans not graded (1)	11,144	2,871	–	14,015	12,634	2,749	–	15,383
Default	–	–	–	–	–	–	–	–
Carrying value	$166,166	$4,181	$–	$170,347	$157,605	$3,609	$–	$161,214
(1)	Portfolios where the customer account level ‘Probability of Default’ has not been determined have been included in the ‘Loans not graded’ category.

Total retail loans	As at July 31, 2025				As at October 31, 2024
Category of PD grades ($ millions)	Stage 1	Stage 2	Stage 3 (1)	Total	Stage 1	Stage 2	Stage 3 (1)	Total
Very low	$364,553	$6,443	$–	$370,996	$359,808	$3,267	$–	$363,075
Low	127,179	7,583	–	134,762	119,849	3,688	–	123,537
Medium	46,278	7,499	–	53,777	45,017	2,187	–	47,204
High	18,309	14,274	–	32,583	19,655	12,508	–	32,163
Very high	103	6,759	–	6,862	115	6,890	–	7,005
Loans not graded (2)	47,156	6,803	–	53,959	52,625	6,810	–	59,435
Default	–	–	3,707	3,707	–	–	3,489	3,489
Total	$603,578	$49,361	$3,707	$656,646	$597,069	$35,350	$3,489	$635,908
Allowance for credit losses	1,058	2,611	1,398	5,067	997	2,424	1,266	4,687
Carrying value	$602,520	$46,750	$2,309	$651,579	$596,072	$32,926	$2,223	$631,221
(1)	Stage 3 includes purchased or originated credit-impaired loans.
(2)	Portfolios where the customer account level ‘Probability of Default’ has not been determined have been included in the ‘Loans not graded’ category.

Business and government loans	As at July 31, 2025				As at October 31, 2024
Grade ($ millions)	Stage 1	Stage 2	Stage 3 (1)	Total	Stage 1	Stage 2	Stage 3 (1)	Total
Investment grade	$138,872	$1,378	$–	$140,250	$146,999	$1,829	$–	$148,828
Non-investment grade	125,455	6,577	–	132,032	124,749	8,800	–	133,549
Watch list	9	4,575	–	4,584	10	4,819	–	4,829
Loans not graded (2)	2,382	27	–	2,409	2,190	25	–	2,215
Default	–	–	3,183	3,183	–	–	3,250	3,250
Total	$266,718	$12,557	$3,183	$282,458	$273,948	$15,473	$3,250	$292,671
Allowance for credit losses	699	595	836	2,130	586	475	788	1,849
Carrying value	$266,019	$11,962	$2,347	$280,328	$273,362	$14,998	$2,462	$290,822
(1)	Stage 3 includes purchased or originated credit-impaired loans.
(2)	Portfolios where the customer account level ‘Probability of Default’ has not been determined have been included in the ‘Loans not graded’ category.

Undrawn loan commitments – Business and government	As at July 31, 2025				As at October 31, 2024
Grade ($ millions)	Stage 1	Stage 2	Stage 3 (1)	Total	Stage 1	Stage 2	Stage 3 (1)	Total
Investment grade	$241,496	$1,217	$–	$242,713	$243,635	$1,124	$–	$244,759
Non-investment grade	57,503	2,113	–	59,616	59,572	2,894	–	62,466
Watch list	–	916	–	916	–	1,142	–	1,142
Loans not graded (2)	4,009	1	–	4,010	3,921	–	–	3,921
Default	–	–	36	36	–	–	32	32
Total	$303,008	$4,247	$36	$307,291	$307,128	$5,160	$32	$312,320
Allowance for credit losses	146	27	–	173	153	33	–	186
Carrying value	$302,862	$4,220	$36	$307,118	$306,975	$5,127	$32	$312,134
(1)	Stage 3 includes purchased or originated credit-impaired loans.
(2)	Portfolios where the customer account level ‘Probability of Default’ has not been determined have been included in the ‘Loans not graded’ category.

Total non-retail loans	As at July 31, 2025				As at October 31, 2024
Grade ($ millions)	Stage 1	Stage 2	Stage 3 (1)	Total	Stage 1	Stage 2	Stage 3 (1)	Total
Investment grade	$380,368	$2,595	$–	$382,963	$390,634	$2,953	$–	$393,587
Non-investment grade	182,958	8,690	–	191,648	184,321	11,694	–	196,015
Watch list	9	5,491	–	5,500	10	5,961	–	5,971
Loans not graded (2)	6,391	28	–	6,419	6,111	25	–	6,136
Default	–	–	3,219	3,219	–	–	3,282	3,282
Total	$569,726	$16,804	$3,219	$589,749	$581,076	$20,633	$3,282	$604,991
Allowance for credit losses	845	622	836	2,303	739	508	788	2,035
Carrying value	$568,881	$16,182	$2,383	$587,446	$580,337	$20,125	$2,494	$602,956
(1)	Stage 3 includes purchased or originated credit-impaired loans.
(2)	Portfolios where the customer account level ‘Probability of Default’ has not been determined have been included in the ‘Loans not graded’ category.

Schedule of Loans Past Due But Not Impaired
(e)	Loans past due but not impaired (1)
A loan is considered past due when a counterparty has not made a payment by the contractual due date. The following table presents the carrying value of loans that are contractually past due but not classified as impaired. In cases where borrowers have opted to participate in payment deferral programs, deferral of payments is not considered past due and such loans are not aged further during the deferral period.

	As at July 31, 2025
($ millions)	31-60 days	61-90 days	91 days and greater (2)	Total
Residential mortgages	$1,520	$732	$–	$2,252
Personal loans	616	338	–	954
Credit cards	240	191	386	817
Business and government	271	76	–	347
Total	$2,647	$1,337	$386	$4,370

	As at April 30, 2025
($ millions)	31-60 days	61-90 days	91 days and greater (2)	Total
Residential mortgages	$1,506	$720	$–	$2,226
Personal loans	635	346	–	981
Credit cards	245	184	395	824
Business and government	316	121	–	437
Total	$2,702	$1,371	$395	$4,468

	As at October 31, 2024
($ millions)	31-60 days	61-90 days	91 days and greater (2)	Total
Residential mortgages	$1,418	$718	$–	$2,136
Personal loans	647	343	–	990
Credit cards	242	172	398	812
Business and government	192	48	–	240
Total	$2,499	$1,281	$398	$4,178
(1)	Loans past due 30 days or less are not presented in this analysis as they are not administratively considered past due.
(2)	All loans that are over 90 days past due are considered impaired with the exception of credit card receivables which are considered impaired when 180 days past due.

Summary of Purchased Credit Impaired Loans
(f)	Purchased credit-impaired loans
Certain financial assets including loans are credit-impaired on initial recognition. The following table provides details of such assets:

	As at
($ millions)	July 31 2025	April 30 2025	October 31 2024
Unpaid principal balance (1)	$227	$231	$243
Credit related fair value adjustments	(25)	(26)	(29)
Carrying value	202	205	214
Stage 3 allowance	(1)	–	(1)
Carrying value net of related allowance	$201	$205	$213
(1)	Represents principal amount owed net of write-offs.